4. INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of tax rate reconciliation
	2016	2015
Income tax expense (benefit) at federal statutory rate	(34.0)%	(34.0)%
Increase (decrease) in tax resulting from:
State taxes, net of federal benefit	(6.3)	(5.3)
Change in valuation allowance	30.6	36.9
Stock based compensation	9.3	4.3
Nondeductible items	0.4	0.2
Prior-year tax adjustments	0.8	(2.1)
Other	(0.9)	(0.1)
Effective tax rate	(0.1)%	(0.1)%

Schedule of deferred tax assets and liabilities
	2016	2015
Deferred tax assets:
Net operating loss carry forwards	$3,396,000	$3,161,000
Tax credit carry forwards	439,000	414,000
Reserves and accruals not yet deducted for tax purposes	362,000	305,000
Total deferred tax assets	4,197,000	3,880,000
Valuation allowance	(4,197,000)	(3,880,000)
Net deferred tax asset	$–	$–